CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2024 (As Restated) at Dec. 31, 2023	$ 7,100,921	$ (179,898)	$ (6,432,578)	$ 488,445
Beginning balance , shares at Dec. 31, 2023	326,463
Ordinary shares issued for services	$ 1,217,087			$ 1,217,087
Issuance of ordinary shares for services, shares	21,491			21,491
Ordinary shares issued upon conversion of convertible notes
Forgiveness of liability for shares to be issued
Ordinary shares issued for cash, net of direct offering costs	$ 3,317,867			3,317,867
Ordinary shares issued for cash, net of direct offering costs, shares	54,000
Ordinary shares contributed back to the Company
Ordinary shares contributed back to the Company, shares	(56,000)
Ordinary shares issued in connection with notes payable	$ 99,811			99,811
Ordinary shares issued in connection with notes payable, shares	1,000
Ordinary shares to be issued in connection with notes payable	$ 45,951			45,951
Warrants issued for services	105,876			105,876
Foreign currency translation adjustment		(158,857)		(158,857)
Net loss			(4,700,315)	(4,700,315)
Balance - December 31, 2025 at Dec. 31, 2024	$ 11,887,513	(338,755)	(11,132,893)	415,865
Ending balance , shares at Dec. 31, 2024	346,954
Ordinary shares issued for services	$ 1,969,723			$ 1,969,723
Issuance of ordinary shares for services, shares	214,783			214,783
Ordinary shares issued upon conversion of convertible notes	$ 750,000			$ 750,000
Ordinary shares issued upon conversion of convertible notes, shares	72,986
Ordinary shares issued to settle other liabilities	$ 1,288,415			1,288,415
Ordinary shares issued to settle other liabilities, shares	34,146
Ordinary shares issued to settle accrued expense	$ 278,150			278,150
Ordinary shares issued to settle accrued expense, shares	25,197
Forgiveness of liability for shares to be issued	$ 30,084			30,084
Ordinary shares issued in connection with notes payable
Ordinary shares to be issued in connection with notes payable
Foreign currency translation adjustment		(7,934)		(7,934)
Net loss			(6,194,217)	(6,194,217)
Balance - December 31, 2025 at Dec. 31, 2025	$ 16,203,885	$ (346,689)	$ (17,327,110)	$ (1,469,914)
Ending balance , shares at Dec. 31, 2025	694,066